Ordinary Shares (Details) $ / shares in Units, $ in Millions	Apr. 30, 2023 USD ($) $ / shares shares
Ordinary Shares (Details) [Line Items]
Issued of ordinary shares	3,404,685
Price per share (in Dollars per share) | $ / shares	$ 5
Net proceeds (in Dollars) | $	$ 15.1
Public offering [Member]
Ordinary Shares (Details) [Line Items]
Issued of ordinary shares	3,200,000
Over-Allotment [Member]
Ordinary Shares (Details) [Line Items]
Issued of ordinary shares	204,685